Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Other Current Liabilities [Abstract]
Other payables	$ 104,979	$ 34,942
Payroll payables		130,967
Total other current liabilities	$ 104,979	$ 165,909